Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
HK statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in the HK company	(16.50%)	(16.50%)	(16.50%)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(10.00%)	(11.63%)	(0.23%)
Effect of additional deduction allowed for R&D expense	(2.74%)
Effect of expenses not deductible for tax purposes	0.81%	0.05%	7.79%
Others	2.45%	4.97%	(0.18%)
Total	15.52%	18.39%	32.38%